Operating Leases and Commitments	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Leases and Commitments
NOTE 12. OPERATING LEASES AND COMMITMENTS
The Company has entered into
non-cancelable
operating lease agreements for office and clinical space expiring at various times through 2031. The operating lease agreements have renewal options ranging from one to seven years. Future minimum rental payments under these lease agreements, including renewal options which are considered reasonably certain of exercise, consisted of the following at December 31, 2021:

Amount
2022	$10,087
2023	10,028
2024	9,715
2025	9,374
2026	8,685
Thereafter	58,763
Total	$106,652
Rent expense, including other related expenses for property taxes, sale taxes, and utilities, was approximately $7.2 million for the twelve months ended December 31, 2021 and $1.5 million for the twelve months ended December 31, 2020, respectively. Rent expense is included in Corporate General and Administrative Expenses in the consolidated statements of operations.